Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computation of income (loss) per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the period from June 16, 2021 (Closing Date) to December 31, 2021 (amounts in thousands, except for share and per share amounts):
Year Ended December 31, 2021
Numerator:
Net income	$ 152,218
Less: net income attributable to WMH LLC prior to the Business Combination	15,078
Less: net income attributable to noncontrolling interests after the Business Combination	76,757
Net income attributable to WM Technology, Inc. - basic	60,383
Effect of dilutive securities:
Less: fair value change of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	72,483
Net loss attributable to WM Technology, Inc. - diluted	$ (12,100)
Denominator:
Weighted average Class A Common Stock outstanding - basic	65,013,517
Weighted average effect of dilutive securities:
Public Warrants[1]	1,153,782
Private Placement Warrants[1]	646,118
Weighted average Class A Common Stock outstanding - diluted	66,813,417

Net income (loss) per share of Class A Common Stock:
Net income per share of Class A Common Stock - basic	$ 0.93
Net loss per share of Class A Common Stock - diluted	$ (0.18)

¹	Calculated using the treasury stock method.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:
Year Ended December 31, 2021
Class A Units	65,502,347
Class P Units	25,660,529
RSUs	6,398,707
PSUs	2,437,500